Property and Equipment (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 08, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 03, 2022
Depreciation expense		$ 1,046	$ 557	$ 2,689	$ 670
Payments to acquire property plant and equipment		4,660	$ 2,728	15,080	$ 8,123
Deposit for capital improvements of property	$ 2,800
Restricted cash		1,400		2,800
Debt Instrument, Face Amount		$ 100		$ 5,000
Term Loan [Member]
Payments to acquire property plant and equipment	5,000
AST LLC [Member]
Payments to acquire property plant and equipment	8,000
Debt Instrument, Face Amount						$ 22,800
Debt Instrument, Fee Amount						8,000
Deposits						$ 14,800
Payments to acquire land	1,300
Payments to acquire construction in progress	$ 6,700